Summary of Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Net identifiable intangible assets	$ 1,059,936	$ 1,132,694	$ 1,110,841
Gross Carrying Amount	1,063,528	1,062,527	932,800
Accumulated Amortization	(415,488)	(341,582)	(250,958)
Intangible Assets, Net	648,040	720,945	681,842
Trademarks and Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,650	23,650
Accumulated Amortization	(3,565)	(1,807)
Intangible Assets, Net	20,085	21,843
Trademarks and trade names	411,896	411,749	428,999
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	570,037	569,528	484,115
Accumulated Amortization	(222,422)	(181,396)	(130,362)
Intangible Assets, Net	347,615	388,132	353,753
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	460,961	460,624	447,437
Accumulated Amortization	(186,158)	(156,290)	(119,985)
Intangible Assets, Net	274,803	304,334	327,452
Distributor Contracts And Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,226	5,089	789
Accumulated Amortization	(1,825)	(1,206)	(482)
Intangible Assets, Net	3,401	3,883	307
Noncompete Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,654	3,636	459
Accumulated Amortization	(1,518)	(883)	(129)
Intangible Assets, Net	$ 2,136	$ 2,753	$ 330